UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA CAPITAL GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005

[LOGO OF USAA]
    USAA(R)

                             USAA CAPITAL
                                     GROWTH Fund

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)
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USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.9%)

             AEROSPACE & DEFENSE (2.3%)
   29,740    Armor Holdings, Inc.*                                     $   1,041
   12,500    EDO Corp.                                                       373
   24,200    Innovative Solutions & Support, Inc.*                           764
      100    SI International, Inc.*                                           2
                                                                       ---------
                                                                           2,180
                                                                       ---------
             AIR FREIGHT & LOGISTICS (0.7%)
   28,100    EGL, Inc.*                                                      548
    6,500    Forward Air Corp.                                               157
                                                                       ---------
                                                                             705
                                                                       ---------
             ALTERNATIVE CARRIERS (0.6%)
   53,150    Premiere Global Services, Inc.*                                 574
                                                                       ---------
             APPAREL, ACCESSORIES, & LUXURY GOODS (0.7%)
   23,900    Quiksilver, Inc.*                                               658
                                                                       ---------
             APPAREL RETAIL (5.8%)
   61,065    Aeropostale, Inc.*                                            1,706
   19,300    Children's Place Retail Stores, Inc.*                           718
   29,400    Men's Wearhouse, Inc.*                                        1,213
   59,750    Pacific Sunwear of California, Inc.*                          1,351
   25,400    Too, Inc.*                                                      584
                                                                       ---------
                                                                           5,572
                                                                       ---------
             APPLICATION SOFTWARE (3.9%)
   23,150    Catapult Communications Corp.*                                  342
   30,600    Epicor Software Corp.*                                          337
   26,400    Hyperion Solutions Corp.*                                     1,074
   33,300    Jack Henry & Associates, Inc.                                   572
  268,450    Parametric Technology Corp.*                                  1,428
                                                                       ---------
                                                                           3,753
                                                                       ---------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   13,700    Affiliated Managers Group, Inc.*                                857
    8,600    National Financial Partners Corp.                               329
                                                                       ---------
                                                                           1,186
                                                                       ---------
             BIOTECHNOLOGY (0.4%)
   21,600    Immunogen, Inc.*                                                109
    4,120    Martek Biosciences Corp.*                                       157
    7,700    Telik, Inc.*                                                    125
                                                                       ---------
                                                                             391
                                                                       ---------
             CASINOS & GAMING (3.8%)
   14,100    Argosy Gaming Co.*                                              648
   20,420    Boyd Gaming Corp.                                             1,078
   30,600    Penn National Gaming, Inc.*                                     964
   45,800    Scientific Games Corp. "A"*                                     983
                                                                       ---------
                                                                           3,673
                                                                       ---------
             CATALOG RETAIL (0.0%)
      300    Coldwater Creek, Inc.*                                            5
                                                                       ---------
             COMMODITY CHEMICALS (1.2%)
   32,650    Georgia Gulf Corp.                                            1,205
                                                                       ---------

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (0.3%)
   13,200    Netgear, Inc.*                                            $     213
    2,400    Polycom, Inc.*                                                   37
                                                                       ---------
                                                                             250
                                                                       ---------
             COMPUTER HARDWARE (0.4%)
    7,600    Avid Technology, Inc.*                                          376
                                                                       ---------
             COMPUTER STORAGE & PERIPHERALS (2.8%)
  177,210    Brocade Communications Systems, Inc.*                           773
   38,660    Komag, Inc.*                                                    909
   83,300    Western Digital Corp.*                                        1,057
                                                                       ---------
                                                                           2,739
                                                                       ---------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.2%)
   33,400    Terex Corp.*                                                  1,249
   44,100    Toro Co.                                                      1,822
                                                                       ---------
                                                                           3,071
                                                                       ---------
             CONSTRUCTION MATERIALS (0.6%)
   17,300    Headwaters, Inc.*                                               553
                                                                       ---------
             CONSUMER FINANCE (0.6%)
   22,900    CompuCredit Corp.*                                              607
                                                                       ---------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   27,450    Euronet Worldwide, Inc.*                                        811
                                                                       ---------
             DIVERSIFIED COMMERCIAL SERVICES (5.0%)
   11,850    Charles River Associates, Inc.*                                 621
   32,030    Coinstar, Inc.*                                                 549
   21,600    ITT Educational Services, Inc.*                                 993
   29,480    Navigant Consulting Co.*                                        692
   28,920    Portfolio Recovery Associates, Inc.*                          1,040
   14,700    Rollins, Inc.                                                   290
   38,450    Sotheby's Holdings, Inc. "A"*                                   630
                                                                       ---------
                                                                           4,815
                                                                       ---------
             ELECTRONIC EQUIPMENT MANUFACTURERS (1.7%)
   11,200    Amphenol Corp. "A"                                              442
   46,780    Dolby Laboratories, Inc. "A"*                                   956
   15,900    Electro Scientific Industries, Inc.*                            263
                                                                       ---------
                                                                           1,661
                                                                       ---------
             ELECTRONIC MANUFACTURING SERVICES (1.2%)
   17,800    CyberOptics Corp.*                                              220
   26,750    Trimble Navigation Ltd.*                                        921
                                                                       ---------
                                                                           1,141
                                                                       ---------
             EMPLOYMENT SERVICES (1.0%)
   57,830    Labor Ready, Inc.*                                              965
                                                                       ---------
             ENVIRONMENTAL SERVICES (0.8%)
   20,600    Waste Connections, Inc.*                                        726
                                                                       ---------

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             FOOTWEAR (1.5%)
   64,880    Skechers U.S.A., Inc. "A"*                                $     794
   34,545    Wolverine World Wide, Inc.                                      701
                                                                       ---------
                                                                           1,495
                                                                       ---------
             HEALTH CARE DISTRIBUTORS (1.1%)
   36,000    Owens & Minor, Inc.                                           1,044
                                                                       ---------
             HEALTH CARE EQUIPMENT (4.2%)
   25,820    American Medical Systems Holdings, Inc.*                        451
   17,730    Diagnostic Products Corp.                                       860
   20,500    Mentor Corp.                                                    752
    4,600    Molecular Devices Corp.*                                         87
   21,400    Respironics, Inc.*                                            1,352
   23,300    Steris Corp.*                                                   552
                                                                       ---------
                                                                           4,054
                                                                       ---------
             HEALTH CARE FACILITIES (0.5%)
   11,493    LifePoint Hospitals, Inc.*                                      511
                                                                       ---------
             HEALTH CARE SERVICES (5.0%)
   39,550    Amedisys, Inc.*                                               1,187
   24,260    Apria Healthcare Group, Inc.*                                   730
   58,450    Dendrite International, Inc.*                                   901
   59,925    Option Care, Inc.(a)                                            853
    6,500    Pediatrix Medical Group, Inc.*                                  443
   37,100    Ventiv Health, Inc.*                                            773
                                                                       ---------
                                                                           4,887
                                                                       ---------
             HEALTH CARE SUPPLIES (1.0%)
   17,400    Advanced Medical Optics, Inc.*(a)                               644
    6,050    Dade Behring Holdings, Inc.*                                    373
                                                                       ---------
                                                                           1,017
                                                                       ---------
             HOME ENTERTAINMENT SOFTWARE (0.5%)
   21,800    Take-Two Interactive Software, Inc.*                            513
                                                                       ---------
             HOME FURNISHINGS (1.2%)
   59,200    Tempur-Pedic International, Inc.*                             1,130
                                                                       ---------
             HOMEBUILDING (1.8%)
    4,800    Beazer Homes USA, Inc.                                          219
   14,500    Hovnanian Enterprises, Inc. "A"*                                736
   12,480    Meritage Homes Corp.*                                           790
                                                                       ---------
                                                                           1,745
                                                                       ---------
             HOUSEHOLD PRODUCTS (0.4%)
   11,300    Rayovac Corp.*                                                  412
                                                                       ---------
             HOUSEWARES & SPECIALTIES (0.9%)
   32,600    Yankee Candle Co., Inc.*                                        906
                                                                       ---------
             HYPERMARKETS & SUPER CENTERS (0.9%)
   32,900    BJ's Wholesale Club, Inc.*                                      877
                                                                       ---------
             INDUSTRIAL GASES (0.2%)
    8,200    Airgas, Inc.                                                    180
                                                                       ---------

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (1.7%)
   12,960    Actuant Corp. "A"*                                        $     552
   18,300    IDEX Corp.                                                      682
    8,950    Middleby Corp.                                                  394
                                                                       ---------
                                                                           1,628
                                                                       ---------
             INTERNET SOFTWARE & SERVICES (0.4%)
   13,800    Digital River, Inc.*                                            367
                                                                       ---------
             IT CONSULTING & OTHER SERVICES (3.6%)
   43,200    Acxiom Corp.                                                    821
   33,840    CACI International, Inc. "A"*(a)                              2,102
    8,960    SRA International, Inc. "A"*                                    585
                                                                       ---------
                                                                           3,508
                                                                       ---------
             LEISURE PRODUCTS (0.6%)
   29,240    Marvel Enterprises, Inc.*                                       573
                                                                       ---------
             MANAGED HEALTH CARE (2.1%)
   45,000    Centene Corp.*                                                1,253
   12,300    Sierra Health Services, Inc.*                                   796
                                                                       ---------
                                                                           2,049
                                                                       ---------
             MOVIES & ENTERTAINMENT (1.2%)
  124,950    Lions Gate Entertainment Corp. (Canada)*(a)                   1,207
                                                                       ---------
             OIL & GAS DRILLING (1.7%)
   42,420    Unit Corp.*                                                   1,627
                                                                       ---------
             OIL & GAS EQUIPMENT & SERVICES (5.1%)
   32,800    Cal Dive International, Inc.*                                 1,459
   22,050    Hydril Co.*                                                   1,160
   18,400    Lone Star Technologies, Inc.*                                   716
   33,000    Maverick Tube Corp.*                                            960
   42,400    Superior Energy Services, Inc.*                                 631
                                                                       ---------
                                                                           4,926
                                                                       ---------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
   14,750    Patina Oil & Gas Corp.                                          566
   14,990    Southwestern Energy Co.*                                        881
                                                                       ---------
                                                                           1,447
                                                                       ---------
             PHARMACEUTICALS (0.9%)
   18,400    Able Laboratories, Inc.*                                        439
   15,810    Bone Care International, Inc.*                                  408
                                                                       ---------
                                                                             847
                                                                       ---------
             PROPERTY & CASUALTY INSURANCE (0.9%)
   11,300    Philadelphia Consolidated Holding Corp.*                        848
                                                                       ---------
             PUBLISHING (0.9%)
   26,200    ProQuest Co.*                                                   850
                                                                       ---------
             RAILROADS (0.2%)
    7,700    Genesee & Wyoming, Inc. "A"*                                    185
                                                                       ---------

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REGIONAL BANKS (1.4%)
   11,600    Bank of the Ozarks, Inc.                                  $     359
   17,600    Nara Bancorp, Inc.                                              236
   15,300    UCBH Holdings, Inc.                                             241
   40,700    Wilshire Bancorp, Inc.                                          557
                                                                       ---------
                                                                           1,393
                                                                       ---------
             RESTAURANTS (3.4%)
   29,500    CBRL Group, Inc.                                              1,137
   43,300    CEC Entertainment, Inc.*                                      1,567
   11,800    McCormick & Schmick's Seafood Restaurants, Inc.*                177
   16,500    Rare Hospitality International, Inc.*                           459
                                                                       ---------
                                                                           3,340
                                                                       ---------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   32,700    Photronics, Inc.*(a)                                            520
                                                                       ---------
             SEMICONDUCTORS (0.9%)
   32,000    Leadis Technology, Inc.*                                        179
  124,600    Skyworks Solutions, Inc.*                                       653
                                                                       ---------
                                                                             832
                                                                       ---------
             SPECIALTY STORES (4.0%)
   15,700    Aaron Rents, Inc.                                               345
   19,000    Big 5 Sporting Goods Corp.                                      454
   32,330    Guitar Center, Inc.*                                          1,596
   11,600    Pantry, Inc.*                                                   371
   19,700    Petco Animal Supplies, Inc.*                                    617
   17,500    Steiner Leisure Ltd.*                                           524
                                                                       ---------
                                                                           3,907
                                                                       ---------
             STEEL (2.8%)
   15,500    Metal Management, Inc.                                          313
   21,900    Quanex Corp.                                                  1,105
    8,307    Schnitzer Steel Industries, Inc. "A"                            205
   39,200    Steel Dynamics, Inc.                                          1,065
                                                                       ---------
                                                                           2,688
                                                                       ---------
             SYSTEMS SOFTWARE (1.7%)
   42,700    Macrovision Corp.*                                              873
    8,700    Progress Software Corp.*                                        232
   30,300    Sybase, Inc.*                                                   574
                                                                       ---------
                                                                           1,679
                                                                       ---------
             TRADING COMPANIES & DISTRIBUTORS (2.1%)
   39,900    MSC Industrial Direct Co., Inc. "A"                           1,072
   38,300    Wesco International, Inc.*                                      926
                                                                       ---------
                                                                           1,998
                                                                       ---------
             TRUCKING (1.4%)
   18,500    Arkansas Best Corp.                                             583
   27,250    Old Dominion Freight Line, Inc.*                                766
                                                                       ---------
                                                                           1,349
                                                                       ---------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   82,700    SBA Communications Corp. "A"*                                   701
                                                                       ---------
             Total common stocks (cost: $93,732)                          94,857
                                                                       ---------

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                        MARKET
    NUMBER                                                                               VALUE
 OF SHARES   SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS(b)
 1,120,850   SSgA Prime Money Market Fund, 2.71% (cost: $1,121)                        $ 1,121
                                                                                       -------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (4.1%)(f)

             MONEY MARKET FUNDS (0.6%)(b)
   562,373   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.80%                  562
     3,983   Merrill Lynch Premier Institutional Fund, 2.63%                                 4
                                                                                       -------
                                                                                           566
                                                                                       -------

PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENTS (3.5%)(c)
   $2,000    CS First Boston LLC, 2.95%, acquired on 4/29/2005
                and due 5/02/2005 at $2,000 (collateralized by $2,058 of
                U.S. Treasury Bills, 2.99% - 3.29%, due 5/26/2005 - 10/27/2005;
                combined market value $2,044)                                            2,000
    1,400    Deutsche Bank Securities, Inc., 2.95%, acquired on 4/29/2004 and due 5/02/2005 at $1,400 (collateralized by $1,386 of
                Federal Home Loan Mortgage Loans(d), 4.25%(e), due 1/01/2033;
                market value $1,428)                                                     1,400
                                                                                       -------
                                                                                         3,400
                                                                                       -------
             Total short-term investments purchased with cash collateral
                from securities loaned (cost: $3,966)                                    3,966
                                                                                       -------
             TOTAL INVESTMENTS (COST: $98,819)                                         $99,944
                                                                                       =======

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USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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USAA CAPITAL GROWTH FUND
APRIL 30, 2005 (UNAUDITED)

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $7,342,000 and $6,217,000, respectively, resulting in net unrealized appreciation of $1,125,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $96,860,000 at April 30, 2005, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $3,699,000.

         (b) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (c) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

         (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         * Non-income-producing security for the 12 months preceding April 30, 2005.

                     DIRECTORS      Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

                ADMINISTRATOR,      USAA Investment Management Company
           INVESTMENT ADVISER,      P.O. Box 659453
                  UNDERWRITER,      San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                     CUSTODIAN      State Street Bank and Trust Company
                AND ACCOUNTING      P.O. Box 1713
                         AGENT      Boston, Massachusetts 02105

                   INDEPENDENT      Ernst & Young LLP
             REGISTERED PUBLIC      100 West Houston St., Suite 1900
               ACCOUNTING FIRM      San Antonio, Texas 78205

                     TELEPHONE      Call toll free - Central time
              ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

                FOR ADDITIONAL      (800) 531-8181
             INFORMATION ABOUT      For account servicing, exchanges,
                  MUTUAL FUNDS      or redemptions
                                    (800) 531-8448

               RECORDED MUTUAL      24-hour service (from any phone)
             FUND PRICE QUOTES      (800) 531-8066

                   MUTUAL FUND      (from touch-tone phones only)
                USAA TOUCHLINE      For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

               INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD
OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED
TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND.
IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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          [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA        ----------------------------------
                              INSURANCE o MEMBER SERVICES

48491-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.